Transactions And Balances With Related Parties (Schedule Of Transactions With Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Transactions And Balances With Related Parties [Abstract]
Revenues from sales and services	$ 1,145	[1]	$ 1,192	[1]	$ 1,148	[1]
General and administrative	42		89		59
Management's fees to shareholders	428	[2]	398	[2]	398	[2]
Purchase of fixed asset	$ 253		$ 322		$ 40

[1]	The Company is engaged with customers, which are related parties of one of its shareholders.
[2]	In October 2006, the Company entered into an agreement with Del-Ta Engineering Ltd. (shareholder, hereinafter- "Del- Ta") and Kardan Communications Ltd. (shareholder, hereinafter- "Kardan") that sets forth the management and consulting services that Del-Ta and Kardan are obligated to provide and the annual management fee payable thereunder as follows: (i) $235 to Del-Ta and (ii) $163 to Kardan. This agreement provided initially for a one year term and renews automatically for one year periods unless terminated by the Company or, jointly, by Del-Ta and Kardan. Each of Del-Ta and Kardan agreed not to terminate or amend the agreement without the consent of the other service provider. Del-Ta Engineering and Kardan also agreed that for so long as each has a representative serving on the Company's board of directors, neither party will vote any shareholder vote in favor of terminating or not renewing the agreement. On June 28, 2011, the Company's Shareholders approved an amendment to the term of the Management Services Agreement with Del-Ta Engineering Ltd. and Kardan Communications Ltd., extending the term of the Management Services Agreement for a period ending on June 28, 2014. The payments pursuant to this agreement aggregated $398 in each of 2010, 2011 and 2012. Additional fees in 2012 related to the consulting agreemant with Mr. Rivel (see Note 10F).